Long-term financial assets (Tables)	12 Months Ended
Sep. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Long-Term Financial Assets

	As at September 30, 2018	As at September 30, 2017
	$	$
Deferred compensation plan assets (Notes 16 and 31)	56,900	46,906
Long-term investments (Note 31)	30,054	23,047
Long-term receivables	19,470	16,415
Long-term derivative financial instruments (Note 31)	11,312	24,939
	117,736	111,307